Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss) for the year	R$ 27,393,837	R$ (4,027,661)	R$ (15,679,742)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments	3,415,354	(1,115,823)	(5,342,872)
Derivatives financial instruments			5,150,478
Depreciation and amortization	5,952,905	5,881,302	6,310,619
Impairment (reversal) of held-for-sale securities	(292,799)	267,008	1,090,295
Provision for bad debt	1,224,248	784,403	729,752
Provision (reversal) for contingencies	(19,465)	143,517	1,056,410
Provision for pension plans	(114,813)	(197,141)	(198,554)
Impairment (reversal) of assets	0	46,534	225,512
Deferred tax expense (benefit)	(231,433)	(1,257,068)	1,532,299
Reorganization items, net	(31,580,541)	2,371,918	9,005,998
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(365,771)	(253,469)	(390,361)
Other taxes	121,951	477,164	(618,074)
Purchase of short-term investments	(1,191,664)	(601,200)	(1,877,885)
Redemption of short-term investments	1,103,920	775,456	3,570,453
Trade payables	(860,900)	(374,003)	(585,813)
Payroll, related taxes and benefits	(253,902)	(42,727)	(175,690)
Provision for contingencies	(434,974)	(114,336)	(692,001)
Net increase in income taxes refundable and payable	(799,189)	399,182	213,586
Pension plans		54	(50,000)
Employee and management profit sharing	237,253	298,789	84,000
Changes in assets and liabilities held for sale	(257,643)	701,416	(557,330)
Other	(183,838)	238,443	299,240
Net cash provided by (used in) operating activities	2,862,536	4,401,758	3,100,320
Investing activities
Capital expenditures	(5,246,241)	(4,344,238)	(3,263,571)
Proceeds from the sale of property, plant and equipment	22,276	5,016	6,405
Purchase of judicial deposits	(775,953)	(425,563)	(1,366,907)
Redemption of judicial deposits	1,083,043	343,129	706,657
Net cash provided by (used in) by in investing activities	(4,916,875)	(4,421,656)	(3,917,416)
Financing activities
Repayment of principal of borrowings, financing	(161,884)	(659)	(6,223,703)
Cash impacts on derivatives transactions			443,709
Payments of obligation for licenses and concessions	(1,491)	(104,449)	(204,779)
Payments of obligation for tax refinancing program	(265,495)	(226,776)	(96,638)
Share buyback		(300,429)
Payment of dividends and interest on capital	(54)	(59,462)	(37,806)
Exercise of warrants	4,580
Net cash used in financing activities	(424,344)	(691,775)	(6,119,217)
Foreign exchange differences on cash and cash equivalents	1,328	11,106	(398,499)
Net (decrease) increase in cash and cash equivalents	(2,477,355)	(700,567)	(7,334,812)
Cash and cash equivalents beginning of year	6,862,684	7,563,251	14,898,063
Cash and cash equivalents end of year	4,385,329	6,862,684	7,563,251
Conversion of debt into shares	11,613,980
Acquisition of Property, Plant and Equipment and Intangible assets (incurring liabilities)	1,034,475	1,451,068	1,873,573
Offset of judicial deposits against provision for contingencies	845,088	382,071	1,841,299
Income taxes paid	(683,483)	(506,898)	(499,228)
Financial charges paid	(22,099)	(3,927)	(2,232,977)
Operating cash payments resulting from the judicial reorganization relating to professional fees	R$ (633,676)	R$ (369,938)	R$ (252,915)